Share-based Compensation - Allocation of Compensation Expense Related to Restricted Shares (Details) - Non-Vested Restricted Shares - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 2,826,584	$ 5,179,173	$ 1,400,545
Selling, General and Administrative Expenses
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	2,206,046	3,848,165	825,822
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Compensation expense	$ 620,538	$ 1,331,008	$ 574,723